Acqusitions - Fair Value of Consideration Transferred (Details) - Jun. 01, 2016 - Products Acquisition $ in Thousands, £ in Millions	USD ($)	GBP (£)
Disclosure of detailed information about business combination [line items]
Cash purchase consideration paid	$ 30,677	£ 21
Purchase consideration payable	9,691	£ 7
Total Consideration	$ 40,368